                                                    ----------------------------
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                                                    ----------------------------
                                                    OMB Number:        3235-0006
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                                                    Hours per response ....24.60
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2008

                (Please read instructions before preparing form.)

If amended report check here: [_]

Michael B. Elefante
Name of Institutional Investment Manager

Hemenway & Barnes LLP   60 State Street   Boston,   MA        02109
Business Address        (Street)          (City)    (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of February, 2009.


                                     /s/ Michael B. Elefante
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:   Name:                           13F File No.:
---------------------------   -------------   -----------------------------   -------------
1. Brian C. Broderick (12)*   28-11136        6. U. S. Trust Company, N. A.   28-4052
2. Timothy F. Fidgeon         28-06169        7. __________________________   _____________
3. Fiduciary Trust Company    28-471          8. __________________________   _____________
4. Gannett, Welsh & Kotler    28-4145         9. __________________________   _____________
5. Kurt F. Somerville (32)*   28-10379        10. _________________________   _____________

*    Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
ABB LTD                 SPONSORED       000375204      1681871    112050             XX                    56375
                        ADR                                                          XX        12           2600
                                                                                     XX        32          47275
                                                                                     XX     12,32           2800
                                                                                     XX     32,35           3000
A F L A C INC           COMMON STOCK    001055102      1921613     41920             XX                    12780
                                                                                     XX        12           1500
                                                                                     XX        32          23590
                                                                                     XX     12,32           1050
                                                                                     XX     32,35           3000
A E S CORP              COMMON STOCK    00130H105       200644     24350             XX                    24350
AT&T INC                COMMON STOCK    00206R102       248064      8704             XX                     6344
                                                                                     XX        32           2360
ABBOTT LABS             COMMON STOCK    002824100      1917371     35926             XX                     1250
                                                                                     XX        12           1650
                                                                                     XX        32          25526
                                                                                     XX     12,32            500
                                                                                     XX     32,35           7000
AETNA INC NEW           COMMON STOCK    00817Y108       228000      8000             XX                     8000
APPLIED MATERIALS INC   COMMON STOCK    038222105       610333     60250             XX                    39700
                                                                                     XX        32          16550
                                                                                     XX     32,35           4000
APTARGROUP INC          COMMON STOCK    038336103      3780441    107277             XX                    33427
                                                                                     XX        12           3800
                                                                                     XX        32          63650
                                                                                     XX        35            400
                                                                                     XX     12,32           2000
                                                                                     XX     32,35           4000
AUTOMATIC DATA          COMMON STOCK    053015103       408743     10390             XX                     1162
PROCESSING                                                                           XX        32           4928
                                                                                     XX     12,32           1600
                                                                                     XX     32,35           2700

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
B P PLC ADR             COMMON STOCK    055622104      1179905     25244             XX                     5800
                                                                                     XX        12            400
                                                                                     XX        32          15144
                                                                                     XX        35            300
                                                                                     XX     12,32            600
                                                                                     XX     32,35           3000
BERKSHIRE HATHAWAY      CLASS B         084670207       437104       136             XX                       63
INC                                                                                  XX        32             58
                                                                                     XX     12,32             15
BRISTOL MYERS           COMMON STOCK    110122108       405364     17435             XX                     2935
SQUIBB CO                                                                            XX        32          14500
CVS CAREMARK            COMMON STOCK    126650100      1791910     62349             XX                    34174
CORPORATION                                                                          XX        12            400
                                                                                     XX        32          24175
                                                                                     XX     12,32            600
                                                                                     XX     32,35           3000
CANADIAN NATIONAL       COMMON STOCK    136375102      3258774     88650             XX                    30114
RAILWAY CO                                                                           XX        12           3470
                                                                                     XX        32          48966
                                                                                     XX        35            400
                                                                                     XX     12,32           2200
                                                                                     XX     32,35           3500
CEDAR FAIR L P          COMMON STOCK    150185106       142905     11405             XX                    11405
CHEVRON CORP            COMMON STOCK    166764100      1362971     18426             XX                      200
                                                                                     XX        32          10426
                                                                                     XX     32,35           7800
CISCO SYS INC           COMMON STOCK    17275R102      1234692     75748             XX                    22051
                                                                                     XX        12           1000
                                                                                     XX        32          50149
                                                                                     XX     12,32           2548

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
DEVON ENERGY CORP       COMMON STOCK    25179M103       629173      9575             XX                     5025
                                                                                     XX        12            100
                                                                                     XX        32           3950
                                                                                     XX     32,35            500
DEVRY INC               COMMON STOCK    251893103       329820      5745             XX                     5745
DOMINION RESOURCES      COMMON STOCK    25746U109       817295     22804             XX                     6980
INC                                                                                  XX        32          15824
E I DU PONT DE NEMOURS  COMMON STOCK    263534109       289685     11450             XX                     4150
& CO                                                                                 XX        32           7300
E M C CORP              COMMON STOCK    268648102      1962486    187439             XX                    78895
                                                                                     XX        12           2000
                                                                                     XX        32          98644
                                                                                     XX     12,32           3900
                                                                                     XX     32,35           4000
EATON CORP              COMMON STOCK    278058102       546810     11000             XX                     7100
                                                                                     XX        32           3900
EMERSON ELECTRIC CO     COMMON STOCK    291011104      4185072    114315             XX                    37449
                                                                                     XX        12           3360
                                                                                     XX        32          67506
                                                                                     XX        35            500
                                                                                     XX     12,32           1500
                                                                                     XX     32,35           4000
ENCANA CORP             COMMON STOCK    292505104      3791095     81564             XX                    33430
                                                                                     XX        12           3320
                                                                                     XX        32          38814
                                                                                     XX        35            500
                                                                                     XX     12,32           2100
                                                                                     XX     32,35           3400
EXXON MOBIL CORP        COMMON STOCK    30231G102      6391349     80062             XX                    11422
                                                                                     XX        12           2250
                                                                                     XX        32          63990
                                                                                     XX     12,32           2400

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
F P L GROUP INC         COMMON STOCK    302571104       248630      4940             XX                     3270
                                                                                     XX        12           1670
GENERAL ELECTRIC CO     COMMON STOCK    369604103      2585650    159608             XX                    58813
                                                                                     XX        12           5420
                                                                                     XX        32          79175
                                                                                     XX        35          10000
                                                                                     XX     12,32           2700
                                                                                     XX     32,35           3500
GENERAL MILLS INC       COMMON STOCK    370334104      1671840     27520             XX                     5120
                                                                                     XX        32          22400
GENTEX CORP             COMMON STOCK    371901109       114304     12945             XX                    12945
GROUPE DANONE           SPONSORED       399449107       384128     32000             XX                     2000
                        ADR                                                          XX        32          30000
HMS HOLDINGS CORP       COMMON STOCK    40425J101       208505      6615             XX                     6615
HELMERICH & PAYNE INC   COMMON STOCK    423452101       288925     12700             XX                     8725
                                                                                     XX        32           3875
                                                                                     XX     12,32            100
HONEYWELL               COMMON STOCK    438516106       528858     16109             XX                     4255
INTERNATIONAL INC                                                                    XX        32          11854
INTEL CORPORATION       COMMON STOCK    458140100      2711690    184972             XX                    66145
                                                                                     XX        12           5100
                                                                                     XX        32          91827
                                                                                     XX        35           1000
                                                                                     XX     12,32           4400
                                                                                     XX     32,35          16500
INTL BUSINESS MACHINES  COMMON STOCK    459200101       715444      8501             XX                     1151
                                                                                     XX        12            650
                                                                                     XX        32           3500
                                                                                     XX     32,35           3200
ISHARES                 MSCI EAFE       464287465       230132      5130             XX                     1490
                        INDEX FUND                                                   XX        32           3640

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
J P MORGAN CHASE        COMMON STOCK    46625H100       378360     12000             XX        32          12000
& CO
JOHNSON & JOHNSON       COMMON STOCK    478160104      5975641     99877             XX                    35347
                                                                                     XX        12           2980
                                                                                     XX        32          55150
                                                                                     XX        35            300
                                                                                     XX     12,32           2400
                                                                                     XX     32,35           3700
KINDER MORGAN ENERGY    LTD PARTNERSHIP 494550106       219829      4805             XX                     4805
LINCOLN NATL CORP IND   COMMON STOCK    534187109       315928     16769             XX                       44
                                                                                     XX        32          14725
                                                                                     XX     32,35           2000
MAXWELL TECHNOLOGIES    COMMON STOCK    577767106        84162     16600             XX                     7100
INC                                                                                  XX        32           9500
MERCK & CO INC          COMMON STOCK    589331107      1409709     46372             XX                    12260
                                                                                     XX        12           1200
                                                                                     XX        32          32112
                                                                                     XX     12,32            800
MICROSOFT CORP          COMMON STOCK    594918104      1813733     93299             XX                    29825
                                                                                     XX        12            400
                                                                                     XX        32          51174
                                                                                     XX     12,32           1900
                                                                                     XX     32,35          10000
NOKIA CORP ADR A        COMMON STOCK    654902204      1593524    102149             XX                    41999
                                                                                     XX        12           2000
                                                                                     XX        32          55450
                                                                                     XX     12,32           2700

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
NOVARTIS AG ADR         COMMON STOCK    66987V109      3561074     71565             XX                    24290
                                                                                     XX        12           2000
                                                                                     XX        32          40575
                                                                                     XX     12,32           1200
                                                                                     XX     32,35           3500
NOVO NORDISK A/S ADR    COMMON STOCK    670100205       378333      7362             XX        32           7362
OYO GEOSPACE CORP       COMMON STOCK    671074102       225538     12910             XX                     7550
                                                                                     XX        32           5360
ORACLE CORP             COMMON STOCK    68389X105      2310574    130320             XX                    51395
                                                                                     XX        32          71425
                                                                                     XX     12,32           1500
                                                                                     XX     32,35           6000
PEPSICO INC             COMMON STOCK    713448108      3203004     58481             XX                    22131
                                                                                     XX        12           1350
                                                                                     XX        32          34500
                                                                                     XX     12,32            500
PFIZER INC              COMMON STOCK    717081103      1139709     64354             XX                    10240
                                                                                     XX        12           3000
                                                                                     XX        32          51114
PORTLAND GENERAL        COMMON STOCK    736508847      1457797     74874             XX                    25724
ELECTRIC CO                                                                          XX        12           1900
                                                                                     XX        32          41750
                                                                                     XX        35            500
                                                                                     XX     32,35           5000
PROCTER & GAMBLE CO     COMMON STOCK    742718109      4671737     75570             XX                    19660
                                                                                     XX        12           3010
                                                                                     XX        32          50250
                                                                                     XX     12,32            150
                                                                                     XX     32,35           2500
QUESTAR CORP            COMMON STOCK    748356102       393097     12025             XX                    12025

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
ROCKWELL AUTOMATION     COMMON STOCK    773903109       275652      8550             XX                     3550
INC                                                                                  XX        32           5000

ROCKWELL COLLINS INC    COMMON STOCK    774341101       610078     15607             XX                    10607
                                                                                     XX        32           5000
SAN JUAN BASIN          COMMON STOCK    798241105       266342      8600             XX                      500
ROYALTY TRUST                                                                        XX        12           2500
                                                                                     XX        32           5600
SCHLUMBERGER LTD        COMMON STOCK    806857108       512828     12115             XX                     4815
                                                                                     XX        32           6300
                                                                                     XX     32,35           1000
SIMS METAL MANAGEMENT   SPONSORED       829160100      1038064     83580             XX                    46430
LTD                     ADR                                                          XX        12           2300
                                                                                     XX        32          29850
                                                                                     XX     32,35           5000
SONOSITE INC            COMMON STOCK    83568G104       337830     17706             XX                     9080
                                                                                     XX        32           8626
SPIRE CORP              COMMON STOCK    848565107        53970     10500             XX                     7000
                                                                                     XX        32           3500
STATE STREET CORP       COMMON STOCK    857477103      1356846     34499             XX                     9819
                                                                                     XX        12            800
                                                                                     XX        32          19880
                                                                                     XX     32,35           4000
TALISMAN ENERGY INC     COMMON STOCK    87425E103       485015     48550             XX                    31700
                                                                                     XX        12            300
                                                                                     XX        32          16550
3 M COMPANY             COMMON STOCK    88579Y101      3951847     68680             XX                    18230
                                                                                     XX        12           2820
                                                                                     XX        32          40630
                                                                                     XX        35            300
                                                                                     XX     12,32           1300
                                                                                     XX     32,35           5400

AS OF DECEMBER 31, 2008      FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

ITEM 1:                     ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
-------                 --------------  ---------  -----------  ---------  -------------  --------  ------------------
                                                                SHARES OR                            VOTING AUTHORITY
                                          CUSIP    FAIR MARKET  PRINCIPAL    INVESTMENT             ------------------
NAME OF ISSUER          TITLE OF CLASS    NUMBER      VALUE       AMOUNT     DISCRETION   MANAGERS   (A)    (B)    (C)
----------------------  --------------  ---------  -----------  ---------  -------------  --------  ----  ------  ----
                                                                           (A)  (B)  (C)            SOLE  SHARED  NONE
                                                                           ---  ---  ---            ----  ------  ----
UNION PACIFIC CORP      COMMON STOCK    907818108       659640     13800             XX        12            800
                                                                                     XX        32          12000
                                                                                     XX     12,32           1000
UNIVERSAL FOREST        COMMON STOCK    913543104       268696      9985             XX                     9985
PRODUCTS
WELLS FARGO & CO        COMMON STOCK    949746101       438574     14877             XX                     1200
                                                                                     XX        12            299
                                                                                     XX        32          13378
WYETH                   COMMON STOCK    983024100       582943     15541             XX                     3100
                                                                                     XX        12            450
                                                                                     XX        32           9841
                                                                                     XX     12,32           2150
ZIMMER HOLDINGS INC     COMMON STOCK    98956P102       428937     10612             XX                     1632
                                                                                     XX        32           6750
                                                                                     XX     12,32            230
                                                                                     XX     32,35           2000
COVIDIEN LTD            COMMON STOCK    G2552X108      1488196     41065             XX                    18495
                                                                                     XX        12            300
                                                                                     XX        32          19370
                                                                                     XX        35            400
                                                                                     XX     12,32            500
                                                                                     XX     32,35           2000
AGGREGATE TOTAL                                     91,328,803